Subsequent Events (Details) - USD ($)							1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 18, 2023	Jun. 21, 2023	Apr. 24, 2023	Apr. 21, 2023	Apr. 20, 2023	Jan. 20, 2023	Jul. 18, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Sponsor deposited		$ 127,000	$ 110,000
Consummated the private placement						$ 1,150,000		$ 3,900,250
Aggregate shares (in Shares)				0.055
July 2023 [Member]
Subsequent Events (Details) [Line Items]
Interest percentage	8.00%						8.00%
Private Placement Warrants [Member]
Subsequent Events (Details) [Line Items]
Private placement warrant (in Shares)						1,150,000
Warrants issued price per warrant (in Dollars per share)						$ 1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sponsor deposited	$ 120,000
Consummated the private placement						$ 1,150,000
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Events (Details) [Line Items]
Private placement warrant (in Shares)						1,150,000
Warrants issued price per warrant (in Dollars per share)						$ 1
Subsequent Event [Member] | First Extension Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Sponsor deposited							$ 120,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)					7,527,997
Estimated redemption price per share (in Dollars per share)					$ 10.48
Aggregate amount					$ 78,893,408.56
January 2023 Promissory Note [Member] | FEXD Sponsor [Member]
Subsequent Events (Details) [Line Items]
Promissory note amount						$ 200,000